Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions [Text Block]

13. Related Party Transactions

Related party balances

The following amounts due to related parties are included in accounts payable and accrued liabilities:

	December 31, 2022	December 31, 2021
Companies controlled by directors of the Company	$57,750	$31,500
Directors or officers of the Company	154,083	75,083
	$211,833	$106,583

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

During the year ended December 31, 2022, the following transactions with related parties occurred:

On May 4, 2022, the Company closed the first tranche of a non-brokered private placement financing (the "Offering") that it previously announced on March 21, 2022, pursuant to which it sold an aggregate of 4,218,470 Units at a price of $0.18 per Unit for gross proceeds of $759,325. Each Unit consists of one common share of the Company (each, a "Share") and one-half of one share purchase warrant (each, a "Warrant"). Each whole Warrant entitles the holder thereof to purchase one additional Share of the Company at a price of $0.40 per Share for a period of three years from closing of the Offering. Andrew Schutte, President and CEO, has participated 2,102,303 Units. In addition, Jamie MacKay (over 10% shareholder) subscribed for 2,116,167 Units.

On December 30, 2022, RepliCel Life Sciences Inc. has completed its previously announced non-brokered private placement (the "Offering"), as described in its News Releases dated September 6, 2022, October 20, 2022 and on December 14, 2022, pursuant to which it has issued an aggregate of 8,419,650 units (each, a "Unit") at a price of $0.10 per Unit for gross proceeds of $841,965. Each Unit consists of one common share in the capital of the Company (each, a "Share") and one-half of one common share purchase warrant (each whole warrant, a "Warrant"). Each Warrant is exercisable into one additional Share at a price of $0.20 per Share for a period of three years from the closing date. Mr. Andrew Schutte, President and CEO, has participated in 6,219,250 Units. In addition, Peter Lowry (director), Peter Lewis (director), Gary Boddington (director) and Jamie MacKay (over 10% shareholder) subscribed 100,400, 100,000, 100,000 and 1,350,000 Units respectively.

During the year ended December 31, 2021, the following transactions with related parties occurred:

In June 2021, the company issued 889,612 common shares (each, a "Share") in settlement of $342,500 owed by the Company to certain creditors ("Creditors") (Note 12). Of the $342,500 debt settlement, $141,052 was owed to directors or officers of the Company.

On March 31, 2021, the Company has announced its intention to pay accrued dividends of $47,437 outstanding on the Class A Preferred Shares (the "Dividend Payment") in common shares (each, a "Share") of the Company at a price of $0.375 per Share.

On April 19, 2021, the TSX Venture Exchange approved the settlement of $47,737 in accrued dividends via issuance of 126,492 common shares at the price of $0.375. Of the $47,737 accrued dividends, $14,156 were owed to certain directors of the Company.

The Company incurred the following transactions with companies that are controlled by directors and/or officers of the Company. The transactions were measured at the amount agreed to by the parties.

	December 31, 2022	December 31, 2021	December 31, 2020
Research and development	$25,000	$48,404	$48,358
	$25,000	$48,404	$48,358

Key management compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive directors, the Chief Executive Officer and the Chief Financial Officer.

	December 31, 2022	December 31, 2021	December 31, 2020
General and administrative - salaries and contracts	$329,250	$336,000	$336,000
Directors' fees	79,000	75,083	71,250
Stock-based compensation	62,720	382,442	3,397
	$470,970	$793,525	$410,647